Accounts Payable	12 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Accounts Payable
5.	Accounts Payable
The accounts payable balance includes $69,250 and $56,500 representing earned but unpaid board of directors’ fees as of June 30, 2016 and 2015, respectively.